Regulatory Assets and Liabilities (Narrative) (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Public Utilities General Disclosures [Line Items]
Regulatory assets not expect to earn return	$ 400
Aggregate regulatory assets	$ 9,615	$ 10,148
Period for which expenditures are expected to be recovered	2 years
Pension and Other Postretirement Benefit Plan Assets and Obligations | East Ohio, PSNC and Questar Gas Transactions
Public Utilities General Disclosures [Line Items]
Aggregate regulatory assets	$ 308	302
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Regulatory assets not expect to earn return	2,700
Aggregate regulatory assets	$ 4,971	$ 5,387
Period for which expenditures are expected to be recovered	2 years